Securities - Additional Information (Detail)	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities at FVOCI	$ 5,000,000
Provision for credit losses on debt securities at amortized cost	2,000,000
Provision for credit losses on debt securities at FVOCI	10,000,000
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of equity securities disposed	22,000,000
Cumulative gain/(loss) on disposal of equity securities	2,000,000
Recognized dividend income	$ 0